Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Statement Line Items [Line Items]
Net interest income	$ 28,032	$ 26,242	$ 53,756	$ 52,810
Non-interest income	2,107	2,259	4,210	4,542
Total revenue	30,139	28,501	57,966	57,352
Provision for (recovery of) credit losses	889	16	1,913	(111)
Revenue less provision for credit loss	29,250	28,485	56,053	57,463
Non-interest expenses:
Salaries and benefits	9,155	7,409	17,769	13,947
General and administrative	6,720	3,557	12,209	7,890
Premises and equipment	1,641	1,219	3,237	2,372
Noninterest expense	17,516	12,185	33,215	24,209
Income (loss) before income taxes	11,734	16,300	22,838	33,254
Income tax provision	3,205	4,472	6,166	8,727
Net income (loss)	8,529	11,828	16,672	24,527
Total assets	5,047,133	4,388,320	5,047,133	4,388,320	$ 4,838,484
Total liabilities	4,518,827	3,988,217	4,518,827	3,988,217	$ 4,439,281
Net interest income	28,032	26,242	53,756	52,810
Non-interest income	2,107	2,259	4,210	4,542
Total revenue	30,139	28,501	57,966	57,352
Provision for (recovery of) credit losses	889	16	1,913	(111)
Revenue less provision for credit loss	29,250	28,485	56,053	57,463
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Net interest income	25,525	26,242	49,210	52,810
Non-interest income	122	262	247	382
Total revenue	25,647	26,504	49,457	53,192
Provision for (recovery of) credit losses	954	16	1,987	(111)
Revenue less provision for credit loss	24,693	26,488	47,470	53,303
Non-interest expenses:
Salaries and benefits	5,836	5,724	11,125	11,095
General and administrative	5,267	3,445	9,983	7,721
Premises and equipment	947	845	1,850	1,613
Noninterest expense	12,050	10,014	22,958	20,429
Income (loss) before income taxes	12,643	16,474	24,512	32,874
Income tax provision	3,443	4,484	6,548	8,620
Net income (loss)	9,200	11,990	17,964	24,254
Total assets	4,761,444	4,378,863	4,761,444	4,378,863
Total liabilities	4,386,758	3,982,924	4,386,758	3,982,924
Net interest income	25,525	26,242	49,210	52,810
Non-interest income	122	262	247	382
Total revenue	25,647	26,504	49,457	53,192
Provision for (recovery of) credit losses	954	16	1,987	(111)
Revenue less provision for credit loss	24,693	26,488	47,470	53,303
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Net interest income	2,507		4,546
Non-interest income	(18)		(17)
Total revenue	2,489		4,529
Provision for (recovery of) credit losses	(65)		(74)
Revenue less provision for credit loss	2,554		4,603
Non-interest expenses:
Salaries and benefits	1,464		2,628
General and administrative	800		1,397
Premises and equipment	104		213
Noninterest expense	2,368		4,238
Income (loss) before income taxes	186		365
Income tax provision	53		129
Net income (loss)	133		236
Total assets	281,153		281,153
Total liabilities	144,517		144,517
Net interest income	2,507		4,546
Non-interest income	(18)		(17)
Total revenue	2,489		4,529
Provision for (recovery of) credit losses	(65)		(74)
Revenue less provision for credit loss	2,554		4,603
Operating segments [member] | Digital Meteor [Member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	569	82	911	662
Total revenue	569	82	911	662
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	569	82	911	662
Non-interest expenses:
Salaries and benefits	253	101	470	245
General and administrative	343	72	387	122
Premises and equipment	123	23	171	66
Noninterest expense	719	196	1,028	433
Income (loss) before income taxes	(150)	(114)	(117)	229
Income tax provision	2	33	2	38
Net income (loss)	(152)	(147)	(119)	191
Total assets	11,086	3,022	11,086	3,022
Total liabilities	9,029	1,010	9,029	1,010
Net interest income	0	0	0	0
Non-interest income	569	82	911	662
Total revenue	569	82	911	662
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	569	82	911	662
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	1,789	2,254	3,778	4,174
Total revenue	1,789	2,254	3,778	4,174
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,789	2,254	3,778	4,174
Non-interest expenses:
Salaries and benefits	1,602	1,584	3,546	2,607
General and administrative	665	379	1,151	723
Premises and equipment	467	351	1,003	693
Noninterest expense	2,734	2,314	5,700	4,023
Income (loss) before income taxes	(945)	(60)	(1,922)	151
Income tax provision	(293)	(45)	(513)	69
Net income (loss)	(652)	(15)	(1,409)	82
Total assets	25,224	24,848	25,224	24,848
Total liabilities	19,708	28,059	19,708	28,059
Net interest income	0	0	0	0
Non-interest income	1,789	2,254	3,778	4,174
Total revenue	1,789	2,254	3,778	4,174
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,789	2,254	3,778	4,174
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(355)	(339)	(709)	(676)
Total revenue	(355)	(339)	(709)	(676)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(355)	(339)	(709)	(676)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(355)	(339)	(709)	(676)
Premises and equipment	0	0	0	0
Noninterest expense	(355)	(339)	(709)	(676)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(31,774)	(18,413)	(31,774)	(18,413)
Total liabilities	(41,185)	(23,776)	(41,185)	(23,776)
Net interest income	0	0	0	0
Non-interest income	(355)	(339)	(709)	(676)
Total revenue	(355)	(339)	(709)	(676)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ (355)	$ (339)	$ (709)	$ (676)